Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets
Schedule of changes in goodwill and intangible assets

Goodwill and intangible assets were comprised as follows:

	Goodwill	Intangible assets				Total
		Lloyd’s	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships(2)	names(1)(2)	and other(1)(2)
Balance - January 1, 2024	3,121.9	503.2	1,070.6	1,169.9	510.7	6,376.3
Additions(3)	1,152.5	—	335.8	777.9	272.5	2,538.7
Disposals	(22.9)	—	(17.0)	(1.0)	(3.2)	(44.1)
Amortization	—	—	(125.0)	(2.8)	(138.7)	(266.5)
Impairments	(30.3)	—	(52.0)	(2.6)	(10.6)	(95.5)
Foreign exchange effect and other	(96.3)	—	(8.9)	(96.8)	(28.7)	(230.7)
Balance - December 31, 2024	4,124.9	503.2	1,203.5	1,844.6	602.0	8,278.2

Gross carrying amount	4,488.0	503.2	2,039.4	1,901.3	1,839.9	10,771.8
Accumulated amortization	—	—	(803.7)	(20.1)	(1,209.6)	(2,033.4)
Accumulated impairment and other	(363.1)	—	(32.2)	(36.6)	(28.3)	(460.2)
	4,124.9	503.2	1,203.5	1,844.6	602.0	8,278.2

	Goodwill	Intangible assets				Total
		Lloyd’s	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships(2)	names(1)(2)	and other(1)(2)
Balance - January 1, 2023	2,927.5	503.2	653.9	1,028.8	575.6	5,689.0
Additions(3)	355.8	—	538.2	123.5	208.8	1,226.3
Disposals	(45.9)	—	(35.9)	(0.5)	—	(82.3)
Amortization	—	—	(92.9)	(3.0)	(277.4)	(373.3)
Impairments	(132.4)	—	—	(3.7)	(0.1)	(136.2)
Foreign exchange effect and other	16.9	—	7.3	24.8	3.8	52.8
Balance - December 31, 2023	3,121.9	503.2	1,070.6	1,169.9	510.7	6,376.3

Gross carrying amount	3,485.6	503.2	1,765.9	1,232.2	1,684.4	8,671.3
Accumulated amortization	—	—	(710.3)	(20.6)	(1,154.5)	(1,885.4)
Accumulated impairment and other	(363.7)	—	15.0	(41.7)	(19.2)	(409.6)
	3,121.9	503.2	1,070.6	1,169.9	510.7	6,376.3
(1)

Indefinite-lived intangible assets not subject to amortization had an aggregate carrying value at December 31, 2024 of $2,294.7 (December 31, 2023 - $1,756.8), which included brand names of $1,700.5 (December 31, 2023 - $1,161.7). Brand names and Lloyd's participation rights are considered to be indefinite-lived based on their strength, history and expected future use.

(2)

Intangible assets with a finite life, including customer and broker relationships (8 to 20 years) and computer software (3 to 15 years), had an aggregate carrying value at December 31, 2024 of $1,858.6 (December 31, 2023 - $1,497.6).

(3)

On October 1, 2024 the company acquired Sleep Country, and on November 29, 2024 and December 20, 2024 the company acquired additional interests in Meadow Foods and Peak Achievement, and consolidated their assets and liabilities on their respective acquisition dates. On December 26, 2023 the company acquired an additional interest in Gulf Insurance and consolidated its assets and liabilities on the date of acquisition. See note 21.

Schedule goodwill and intangible asset allocation to CGUs

Goodwill and intangible assets were allocated to the company’s cash-generating units (“CGUs”) as follows:

	December 31, 2024			December 31, 2023
		Intangible			Intangible
	Goodwill	assets	Total	Goodwill	assets	Total
Insurance and reinsurance companies
Allied World	940.0	431.0	1,371.0	940.0	474.3	1,414.3
Gulf Insurance	346.6	542.9	889.5	330.5	607.0	937.5
Brit	167.3	534.6	701.9	167.7	527.4	695.1
Zenith National	317.6	62.6	380.2	317.6	69.3	386.9
Crum & Forster	132.6	84.0	216.6	132.6	99.0	231.6
Northbridge	76.9	110.9	187.8	83.8	136.6	220.4
Odyssey Group	107.9	49.8	157.7	119.7	49.4	169.1
All other(1)	92.5	99.3	191.8	96.7	103.1	199.8
	2,181.4	1,915.1	4,096.5	2,188.6	2,066.1	4,254.7
Non-insurance companies
Recipe	264.0	835.3	1,099.3	293.6	919.0	1,212.6
Sleep Country	517.3	398.3	915.6	—	—	—
Peak Achievement	279.0	443.0	722.0	—	—	—
Meadow Foods	222.0	322.2	544.2	—	—	—
AGT	148.2	55.5	203.7	150.7	49.4	200.1
Thomas Cook India	123.4	46.0	169.4	126.9	48.1	175.0
Boat Rocker	29.4	78.1	107.5	59.7	102.9	162.6
All other(2)	360.2	59.8	420.0	302.4	68.9	371.3
	1,943.5	2,238.2	4,181.7	933.3	1,188.3	2,121.6
	4,124.9	4,153.3	8,278.2	3,121.9	3,254.4	6,376.3
(1)	Comprised primarily of balances related to AMAG Insurance, Eurolife and Fairfax Central and Eastern Europe.
(2)	Comprised primarily of balances related to Dexterra Group, Grivalia Hospitality and Fairfax India’s subsidiaries.